Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature
Schedule of expenses by nature

	2024	2023	2022
	US$’000	US$’000	US$’000
Fuel oil consumed	181,348	204,863	221,436
Port charges	97,335	132,047	80,338
Pool distribution expenses	75,739	130,308	14,529
Other voyage expenses	29,376	42,122	33,713
Voyage expenses	383,798	509,340	350,016
Cost of cargo and delivery expenses – Product Services	2,390,929	1,547,059	640,554
Manning costs	45,350	42,883	46,878
Maintenance and repair expenses	28,205	26,438	32,172
Insurance expenses	4,299	4,694	4,146
Other vessel operating expenses	7,130	8,177	10,232
Vessel operating expenses	84,984	82,192	93,428
Employee compensation (note 5)	43,902	27,541	17,647
Directors’ fees	585	376	376
Fees to auditors of Company and other firms affiliated with KPMG International Limited:
- Audit	2,155	1,954	289
- Other services	39	30	48
Other general and administrative expenses	24,453	26,872	13,556
General and administrative expenses	71,134	56,773	31,916
Time charter-in expenses (short-term)	—	7,942	8,060
Time charter-in expenses (variable payments)	1,041	22,770	8,367
Charter hire expenses	1,041	30,712	16,427
Time charter contracts (non-lease components)	19,675	20,350	19,506